Schedule of Carrying Cost of Mine (Details) - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Extractive Industries [Abstract]
Bunker Hill Mine purchase	$ 14,247,210	$ 14,247,210	$ 14,247,210	$ 14,247,210
Capitalized development	8,189,484	7,688,143	6,626,865	2,722,889
Sale of mineral properties (note 9)	(4,476,498)	(3,531,773)	(2,768,510)	(1,973,840)
Land	202,000	202,000	202,000	202,000
Definition drilling	489,126	489,126	488,026
Bunker Hill mine	$ 18,651,322	$ 19,094,706	$ 18,795,591	$ 15,198,259